Commitments and Contingencies - Topic 840 Aggregate Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,002
2020	1,002
2021	1,031
2022	1,044
2023 and thereafter	1,920
Total Minimum Lease Payments	$ 5,999